OPERATIONS AND CORPORATE REORGANIZATION - Schedule of Loans contracted for acquisition of assets (Details 1) - BRL (R$) R$ in Thousands		3 Months Ended	12 Months Ended
	Nov. 30, 2023	Dec. 31, 2022	Dec. 31, 2023	Apr. 30, 2024	Feb. 29, 2024	Jan. 31, 2024	Oct. 23, 2023	Aug. 31, 2023	Oct. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Amount		R$ 52,987,216	R$ 56,904,654							R$ 45,659,037
Cosan Oito SA [Member] | Vale SA [Member]
Disclosure of detailed information about borrowings [line items]
Amount	R$ 1,844,022	8,569,630	R$ 561,259	R$ 1,918,773	R$ 2,067,956	R$ 1,698,606	R$ 252,540	R$ 275,866	R$ 8,569,630
Maturities	30 years
Annual interest rate			CDI plus 0.45
Cosan Oito SA [Member] | Vale SA [Member] | JP Morgan SA [Member] | Borrowing One [Member]
Disclosure of detailed information about borrowings [line items]
Amount		R$ 789,659
Maturities		Oct-24
Currency		Euro
Annual interest rate		2.95
Cosan Oito SA [Member] | Vale SA [Member] | JP Morgan SA [Member] | Borrowing Two [Member]
Disclosure of detailed information about borrowings [line items]
Amount		R$ 1,825,467
Maturities		Oct-25
Currency		Euro
Annual interest rate		3.20
Cosan Oito SA [Member] | Vale SA [Member] | JP Morgan SA [Member] | Borrowing Three [Member]
Disclosure of detailed information about borrowings [line items]
Amount		R$ 1,785,329
Maturities		Oct-26
Currency		Euro
Annual interest rate		3.40
Cosan Oito SA [Member] | Vale SA [Member] | JP Morgan SA [Member] | Borrowing Four [Member]
Disclosure of detailed information about borrowings [line items]
Amount		R$ 741,320
Maturities		Oct-27
Currency		Euro
Annual interest rate		3.56
Cosan Oito SA [Member] | Vale SA [Member] | Citibank SA [Member] | Borrowing One [Member]
Disclosure of detailed information about borrowings [line items]
Amount		R$ 526,443
Maturities		Oct-24
Currency		Yen
Annual interest rate		0.25
Cosan Oito SA [Member] | Vale SA [Member] | Citibank SA [Member] | Borrowing Two [Member]
Disclosure of detailed information about borrowings [line items]
Amount		R$ 1,216,939
Maturities		Oct-25
Currency		Yen
Annual interest rate		0.25
Cosan Oito SA [Member] | Vale SA [Member] | Citibank SA [Member] | Borrowing Three [Member]
Disclosure of detailed information about borrowings [line items]
Amount		R$ 1,190,274
Maturities		Oct-26
Currency		Yen
Annual interest rate		0.25
Cosan Oito SA [Member] | Vale SA [Member] | Citibank SA [Member] | Borrowing Four [Member]
Disclosure of detailed information about borrowings [line items]
Amount		R$ 494,199
Maturities		Oct-27
Currency		Yen
Annual interest rate		0.25